Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) JointArrangement	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of joint arrangements | JointArrangement	2
Lease assets		$ 296,000
Lease liabilities		$ 296,000
Weighted average incremental borrowing rate for lease liabilities		5.00%
Property, plant and equipment [member]
Significant Accounting Policies [Line Items]
Impairment loss	$ 0
Process Testing Facility Equipment
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	10 years
Property, plant and equipment, depreciation method	straight-line basis
Office Equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, depreciation method	declining balance method
Property, plant and equipment, annual depreciation rate	20.00%
Office Equipment | Bottom of Range
Significant Accounting Policies [Line Items]
Lease contracts term	3 years
Office Equipment | Top of Range
Significant Accounting Policies [Line Items]
Lease contracts term	5 years
Other Equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, depreciation method	straight-line basis
Other Equipment | Bottom of Range
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	7 years
Other Equipment | Top of Range
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	15 years
Offices | Bottom of Range
Significant Accounting Policies [Line Items]
Lease contracts term	3 years
Offices | Top of Range
Significant Accounting Policies [Line Items]
Lease contracts term	5 years
Buildings | Bottom of Range
Significant Accounting Policies [Line Items]
Lease contracts term	3 years
Buildings | Top of Range
Significant Accounting Policies [Line Items]
Lease contracts term	5 years
Cars | Bottom of Range
Significant Accounting Policies [Line Items]
Lease contracts term	3 years
Cars | Top of Range
Significant Accounting Policies [Line Items]
Lease contracts term	5 years